Intangible Assets (Details) - Schedule of Changes in Intangible Assets - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Intangible assets [Member]
Amortizing:
Balance at beginning	$ 1,985,595	$ 1,979,491
Additions	18,623	9,096
Disposals	(7)	(2,474)
Amortization	(83,897)	(78,714)
Exchange rate variation	10,134	10,804
Balance at ending	1,930,448	1,918,203
Amortizing [Member] | Trademarks [Member]
Amortizing:
Balance at beginning	341,183	315,912
Additions	682	457
Disposals
Amortization	(22,056)	(16,846)
Exchange rate variation	653	5,510
Balance at ending	320,462	305,033
Amortizing [Member] | Software [Member]
Amortizing:
Balance at beginning	24,941	21,079
Additions	17,210	5,980
Disposals	(7)	(12)
Amortization	(4,635)	(3,801)
Exchange rate variation	(3,151)	818
Balance at ending	34,358	24,064
Amortizing [Member] | Customer relationships [Member]
Amortizing:
Balance at beginning	486,166	549,705
Additions		2,370
Disposals		(2,434)
Amortization	(54,213)	(54,999)
Exchange rate variation	6,590	2,692
Balance at ending	438,543	497,334
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Balance at beginning	28,077	30,509
Additions
Disposals
Amortization	(2,815)	(2,864)
Exchange rate variation	(1,999)	777
Balance at ending	23,263	28,422
Amortizing [Member] | Others [Member]
Amortizing:
Balance at beginning	1,044	833
Additions	33	36
Disposals		(28)
Amortization	(178)	(204)
Exchange rate variation	(53)	(2)
Balance at ending	846	635
Non-amortizing [Member] | Trademarks [Member]
Amortizing:
Balance at beginning	1,092,793	1,050,106
Additions	484	253
Disposals
Amortization
Exchange rate variation	8,042	1,143
Balance at ending	1,101,319	1,051,502
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Balance at beginning	11,391	11,347
Additions	214
Disposals
Amortization
Exchange rate variation	52	(134)
Balance at ending	$ 11,657	$ 11,213